Commitments and Contingencies (Details) - CNY (¥)	1 Months Ended
	Jul. 31, 2025	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Demanding return payment	¥ 4,965,147
Frozen amount		¥ 1,347,795
Contingencies [Member]
Commitments and Contingencies [Line Items]
Frozen amount